Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Cash and Cash Equivalents
Note 13: Cash and Cash Equivalents

	December 31,
	2024	2023

Cash
Cash at banks and on hand (1)	873	392
Cash equivalents
Money market accounts and other securities	1,095	906
Cash and cash equivalents	1,968	1,298

(1)
On January 2, 2025, the Company acquired cPaperless, LLC, doing business as SafeSend (“SafeSend”), for
$600
million in cash, which was funded from cash at banks and on hand as of December 31, 2024. See note 33.

O
f total cash and cash equivalents, $
115
 million and $
100
million as of December 31, 2024 and 2023, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.